CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts and notes receivable, allowances (in dollars)	$ 264	$ 2,635
Financing receivable, allowances (in dollars)	11,167	9,257
Allowance on amounts due from related parties	12,556	0
Restricted Cash, Noncurrent	358	36,362
Other Assets, Noncurrent	680	767
Accounts payable	5,393	8,255
Short-term debt	31,077	49,887
Accrued expenses and other current liabilities	37,068	33,055
Operating lease liabilities - current	2,836	0
Payable to investors	14	15
Amounts due to related parties	774	55
Deferred revenue	750	3,716
Income tax payable	20,054	20,602
Contingent consideration	204	11,929
Operating lease liabilities - non - current	1,980
Long-term contingent consideration	828	93,741
Variable Interest Entity [Member]
Restricted Cash, Noncurrent	358	363
Other Assets, Noncurrent	660	747
Accounts payable	4,448	6,849
Short-term debt	10,177	29,816
Accrued expenses and other current liabilities	22,859	19,135
Operating lease liabilities - current	1,441	0
Payable to investors	14	15
Amounts due to related parties	774	28
Deferred revenue	15	3,099
Income tax payable	9,116	10,920
Contingent consideration	0	11,929
Operating lease liabilities - non - current	810	0
Long-term contingent consideration	$ 0	$ 88,098
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	750,816,633	737,222,448
Ordinary shares, shares outstanding	750,816,633	737,222,448
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Number of shares into which each Class B ordinary share is convertible	1	1